Loans, financing, debentures and derivative financial instruments - Summary of Collateral to Financial Institutions (Detail) - Empreendimentos Pague Menos S.A. - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Maximum amount of future payments related to these collaterals	R$ 550,908	R$ 690,347
Maturities of up to	51 months	49 months
Fair value of collaterals	R$ 9,914	R$ 9,923